Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	60 Months Ended	102 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	20.50%		6.41%	6.81%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	25.54%	13.90%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	27.92%		8.02%	7.89%
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	28.09%		8.11%	7.99%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	27.54%		7.68%	7.56%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	26.54%	13.90%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	31.76%		12.19%	11.36%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	31.76%	26.82%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	31.76%		12.19%	11.36%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	31.76%		12.19%	11.36%
S&P Global Infrastructure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Average Annual Return, Percent	29.68%		5.97%	6.85%
S&P Global Infrastructure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Average Annual Return, Percent	29.68%	18.79%
S&P Global Infrastructure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Average Annual Return, Percent	29.68%		5.97%	6.85%
S&P Global Infrastructure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Average Annual Return, Percent	29.68%		5.97%	6.85%